Additional disclosure requirements - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	€ 160,991		€ 114,253
Trading account assets	102,792	€ 114,945
Premises and equipment, net	31,712	31,772
Other assets	9,889	11,070
TOTAL ASSETS	1,568,636	1,508,250
LIABILITIES
OTHER LIABILITIES	11,777	12,336
TOTAL LIABILITIES	1,472,891	1,416,928
SHAREHOLDERS´ EQUITY
Share capital	8,670	8,670
TOTAL EQUITY	95,745	91,322	€ 91,859	€ 110,659
TOTAL LIABILITIES AND EQUITY	1,568,636	1,508,250
Banco Santander S.A. | Reportable Legal Entities
ASSETS
Cash and due from banks	136,068	112,114
Trading account assets	75,734	81,433
Investment securities	39,518	29,477
Net Loans and leases	303,950	295,739
Investment in affiliated companies	86,631	84,890
Premises and equipment, net	6,469	6,680
Other assets	16,439	19,036
TOTAL ASSETS	664,809	629,369
LIABILITIES
Deposits	404,072	383,135
Short-term debt	32,544	14,513
Long-term debt	86,560	83,981
Total debt	119,104	98,494
OTHER LIABILITIES	76,873	82,803
TOTAL LIABILITIES	600,049	564,432
SHAREHOLDERS´ EQUITY
Share capital	8,670	8,670
Retained earnings and other reserves	56,090	56,267
TOTAL EQUITY	64,760	64,937
TOTAL LIABILITIES AND EQUITY	664,809	629,369
Bank Subsidiaries | Banco Santander S.A. | Reportable Legal Entities
ASSETS
Cash and due from banks	15,354	14,519
Investment securities	7,697	13,603
Investment in affiliated companies	66,035	60,186
LIABILITIES
Deposits	17,378	17,045
Total debt	634	617
Non-Bank Subsidiaries | Banco Santander S.A. | Reportable Legal Entities
ASSETS
Investment securities	13,242	3,399
Net Loans and leases	27,670	27,555
Investment in affiliated companies	20,596	24,703
LIABILITIES
Deposits	31,649	19,949
Total debt	€ 688	€ 661